INVENTORIES	12 Months Ended
Jun. 30, 2019
INVENTORIES [Abstract]
INVENTORIES
7.	INVENTORIES

	2019	2018
	US$000	US$000
Coal stockpiles	190	—
Consumables & spares	540	—
	730	—